Loans (Tables)	6 Months Ended
Sep. 30, 2020
Loans Outstanding by Domicile and Industry of Borrower
The table below presents loans outstanding by domicile and industry of borrower at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in millions of yen)
Domestic:
Manufacturing	9,731,028	11,700,375
Construction and real estate	9,603,433	10,172,843
Services	5,992,511	6,294,310
Wholesale and retail	5,219,727	5,415,605
Transportation and communications	3,832,884	3,978,708
Banks and other financial institutions	4,634,442	4,719,863
Government and public institutions	2,198,805	2,639,956
Other industries (Note)	5,389,347	5,517,220
Individuals:
Mortgage loans	8,567,099	8,357,042
Other	861,235	798,475

Total domestic	56,030,511	59,594,397

Foreign:
Commercial and industrial	20,818,709	20,190,048
Banks and other financial institutions	10,475,277	10,502,326
Government and public institutions	317,284	308,171
Other	35,388	37,572

Total foreign	31,646,658	31,038,117

Total	87,677,169	90,632,514
Less: Unearned income and deferred loan fees—net	149,081	156,767

Total loans before allowance for credit losses on loans	87,528,088	90,475,747

Note: Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.

Credit Quality Information of Loans Based on MHFG Group's Internal Rating System
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2020 and September 30, 2020:

	September 30, 2020								March 31, 2020
	Term loans by origination year						Revolving Loans	Total	Total
	2020	2019	2018	2017	2016	Prior to 2016
	(in millions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	9,754,935	7,343,964	7,517,546	2,710,108	2,498,507	2,978,989	8,279,869	41,083,918	37,979,353
Watch obligors excluding special attention obligors	424,745	92,446	82,206	56,363	33,737	33,847	196,544	919,888	840,289
Nonaccrual loans	142,730	55,771	41,249	20,295	11,956	29,551	136,213	437,765	343,439
Small and medium-sized companies:
Normal obligors	381,487	543,822	456,363	260,146	232,638	485,430	502,124	2,862,010	2,941,599
Watch obligors excluding special attention obligors	46,537	32,174	37,116	13,321	15,523	28,933	30,521	204,125	189,075
Nonaccrual loans	58,754	15,624	4,294	5,900	2,636	9,849	28,118	125,175	119,759
Retail:
Housing Loan:
Normal obligors	437,780	668,358	627,669	634,528	783,929	4,879,204	—	8,031,468	8,215,781
Watch obligors excluding special attention obligors	560	1,178	1,827	1,579	2,217	43,397	—	50,758	57,478
Nonaccrual loans	18,941	6,528	1,525	1,432	1,778	38,456	—	68,660	57,696
Others:
Normal obligors	327,506	209,899	152,679	106,359	102,735	361,209	523,640	1,784,027	1,783,779
Watch obligors excluding special attention obligors	36,270	17,587	11,754	6,911	4,534	6,846	12,185	96,087	81,463
Nonaccrual loans	26,633	6,905	1,945	1,000	965	9,532	11,567	58,547	59,782
Sovereign
Normal obligors	1,907,424	264,528	126,868	87,021	92,664	485,721	13,700	2,977,926	2,559,420
Watch obligors excluding special attention obligors	2,859	6,914	2,951	1,134	257	34	—	14,149	10,939
Nonaccrual loans	—	—	—	—	—	—	—	—	—
Banks and other financial institutions
Normal obligors	15,637	155,415	261,601	26,841	85,303	74,009	187,102	805,908	790,659
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—	—
Nonaccrual loans	167	—	180	—	—	—	1,600	1,947	—

Total domestic	13,582,965	9,421,113	9,327,773	3,932,938	3,869,379	9,465,007	9,923,183	59,522,358	56,030,511

Foreign:
Corporate:
Normal obligors	10,181,936	5,813,342	3,419,918	1,298,791	804,580	1,624,422	4,630,806	27,773,795	28,555,991
Watch obligors excluding special attention obligors	172,225	43,785	47,998	37,862	15,899	35,532	84,646	437,947	336,470
Nonaccrual loans	41,085	25,405	12,954	5,422	8,448	21,241	43,592	158,147	135,522
Retail:
Normal obligors	3,613	9,806	6,008	2,956	1,517	2,527	102	26,529	30,862
Watch obligors excluding special attention obligors	174	1,110	647	361	109	11	—	2,412	858
Nonaccrual loans	26	506	287	103	44	1	—	967	6
Sovereign
Normal obligors	91,542	99,248	32,403	149,794	5,907	90,988	81,008	550,890	558,384
Watch obligors excluding special attention obligors	—	—	—	—	—	20,124	—	20,124	19,971
Nonaccrual loans	—	741	—	—	—	—	—	741	—
Banks and other financial institutions
Normal obligors	750,039	654,755	421,876	95,375	4,509	3,536	49,997	1,980,087	2,008,516
Watch obligors excluding special attention obligors	912	152	686	—	—	—	—	1,750	78
Nonaccrual loans	—	—	—	—	—	—	—	—	—

Total foreign	11,241,552	6,648,850	3,942,777	1,590,664	841,013	1,798,382	4,890,151	30,953,389	31,646,658

Total	24,824,517	16,069,963	13,270,550	5,523,602	4,710,392	11,263,389	14,813,334	90,475,747	87,677,169

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the six months ended September 30, 2020.

Impaired Loans Information
The table below presents nonaccrual loans information at March 31, 2020 and September 30, 2020:
	Amortized cost
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized
	(in millions of yen)
March 31, 2020
Domestic:
Corporate:
Large companies	333,442	9,997	343,439	4,155
Small and medium-sized companies	102,786	16,973	119,759	1,724
Retail:
Housing Loan	28,263	29,433	57,696	937
Others	36,220	23,562	59,782	846

Total domestic	500,711	79,965	580,676	7,662

Foreign:
Total foreign	95,289	40,239	135,528	3,032

Total	596,000	120,204	716,204	10,694

September 30, 2020
Domestic:
Corporate:
Large companies	416,637	21,128	437,765	2,501
Small and medium-sized companies	105,556	19,619	125,175	777
Retail:
Housing Loan	40,358	28,302	68,660	535
Others	36,270	22,277	58,547	373
Banks and other financial institutions	1,947	—	1,947	3

Total domestic	600,768	91,326	692,094	4,189

Foreign:
Total foreign	110,295	49,560	159,855	958

Total	711,063	140,886	851,949	5,147

Notes:
(1)	Amounts represent the outstanding bal a nces of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted	The following table presents modified loans that were determined to be TDRs during the six months ended September 30, 2019 and 2020:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs
	(in millions of yen)
September 30, 2019

Domestic:
Corporate:
Large companies	689	3,806	152,373
Small and medium-sized companies	—	—	55,344
Retail:
Housing Loan	—	—	3,742
Others	—	—	7,468

Total domestic	689	3,806	218,927

Foreign:
Total foreign	470	4,922	38,646

Total	1,159	8,728	257,573

September 30, 2020

Domestic:
Corporate:
Large companies	—	—	264,952
Small and medium-sized companies	—	—	54,760
Retail:
Housing Loan	—	—	14,690
Others	—	—	9,130
Banks and other financial institutions	—	—	1,600

Total domestic	—	—	345,132

Foreign:
Total foreign	—	—	80,889

Total	—	—	426,021

Notes:
(1)	Amounts represent the b o ok values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate .

Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months	The following table presents payment defaults which occurred during the six months ended September 30, 2019 and 2020 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	September 30, 2019	September 30, 2020
	(in millions of yen)
Domestic:
Corporate:
Large companies	5,875	2,084
Small and medium-sized companies	2,444	3,861
Retail:
Housing Loan	686	505
Others	1,349	1,104

Total domestic	10,354	7,554

Foreign:
Total foreign	6,436	43,786

Total	16,790	51,340

Age Analysis of Past Due Loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2020 and September 30, 2020:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
March 31, 2020

Domestic:
Corporate:

Large companies	2,146	2,013	38,364	42,523	39,120,558	39,163,081
Small and medium-sized companies	2,347	894	9,187	12,428	3,238,005	3,250,433
Retail:
Housing Loan	15,703	10,078	26,690	52,471	8,278,484	8,330,955
Others	6,179	2,013	15,239	23,431	1,901,593	1,925,024
Sovereign	—	—	—	—	2,570,359	2,570,359
Banks and other financial institutions	—	—	—	—	790,659	790,659

Total domestic	26,375	14,998	89,480	130,853	55,899,658	56,030,511

Foreign:
Total foreign	1,214	181	28,722	30,117	31,616,541	31,646,658

Total	27,589	15,179	118,202	160,970	87,516,199	87,677,169

September 30, 2020

Domestic:
Corporate:
Large companies	311	269	38,868	39,448	42,402,123	42,441,571
Small and medium-sized companies	2,093	604	11,226	13,923	3,177,387	3,191,310
Retail:
Housing Loan	15,831	7,870	25,922	49,623	8,101,263	8,150,886
Others	4,720	1,436	14,152	20,308	1,918,353	1,938,661
Sovereign	—	—	—	—	2,992,075	2,992,075
Banks and other financial institutions	—	—	—	—	807,855	807,855

Total domestic	22,955	10,179	90,168	123,302	59,399,056	59,522,358

Foreign:
Total foreign	1,826	636	60,535	62,997	30,890,392	30,953,389

Total	24,781	10,815	150,703	186,299	90,289,448	90,475,747

Note: The majority of total foreign consist of

corporate
.